EVENTS AFTER THE REPORTING PERIOD (Details Textual) - USD ($)			12 Months Ended
	Mar. 11, 2021	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Proceeds from sales of property plant and equipment			$ 0	$ 5,000	$ 68,000
Issued Capital Shares			1
Increase in Number of issued Shares New Issues			19,063,833
Treasury shares issued for settlement of share based awards		56,975
Increase In Number Of Issued Capital [member]
Statement1 [Line Items]
Issued Capital Shares		19,310,024
Ships [member] | Disposal of major subsidiary [member] | Leopard Moon and Leopard Sun [member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment	$ 21,400,000
Ships [member] | Disposal of major subsidiary [member] | Breede [member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment	$ 6,800,000